SEGMENT INFORMATION - Segment Revenues and Profit, Assets and Capital Expenditures, Depreciation & Amortization of Intangible Assets & Asset Impairments (Details) - USD ($)			3 Months Ended								12 Months Ended
	Aug. 15, 2017	Oct. 01, 2016	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment reporting information
Total revenues			$ 2,163,000,000	$ 2,219,000,000	$ 2,233,000,000	$ 2,109,000,000	$ 2,403,000,000	$ 2,479,000,000	$ 2,420,000,000	$ 2,372,000,000	$ 8,724,000,000	$ 9,674,000,000	$ 10,447,000,000
Operating income (loss)			$ (322,000,000)	$ 38,000,000	$ 175,000,000	$ 211,000,000	$ 150,000,000	$ (863,000,000)	$ 81,000,000	$ 66,000,000	102,000,000	(566,000,000)	1,527,000,000
Amortization of intangible assets											(2,690,000,000)	(2,673,000,000)	(2,257,000,000)
Goodwill impairments		$ 0									(312,000,000)	(1,077,000,000)	0
Asset impairments											(714,000,000)	(422,000,000)	(304,000,000)
Restructuring and integration costs											(52,000,000)	(132,000,000)	(362,000,000)
Acquired in-process research and development costs											(5,000,000)	(34,000,000)	(106,000,000)
Acquisition-related contingent consideration											289,000,000	13,000,000	23,000,000
Other income (expense)											353,000,000	(73,000,000)	(295,000,000)
Interest income											12,000,000	8,000,000	4,000,000
Interest expense											(1,840,000,000)	(1,836,000,000)	(1,563,000,000)
Loss on extinguishment of debt	$ (1,000,000)										(122,000,000)	0	(20,000,000)
Foreign exchange and other											107,000,000	(41,000,000)	(103,000,000)
Loss before (benefit from) provision for income taxes											(1,741,000,000)	(2,435,000,000)	(155,000,000)
Capital Expenditures, and Depreciation and Amortization
Total capital expenditures											171,000,000	235,000,000	235,000,000
Total depreciation and amortization of intangible assets											2,858,000,000	2,866,000,000	2,467,000,000
Total asset impairments											714,000,000	422,000,000	304,000,000
Operating Segments
Segment reporting information
Total revenues											8,724,000,000	9,674,000,000	10,447,000,000
Operating income (loss)											3,795,000,000	4,522,000,000	5,346,000,000
Asset impairments											(714,000,000)	(416,000,000)	(304,000,000)
Capital Expenditures, and Depreciation and Amortization
Total capital expenditures											168,000,000	229,000,000	217,000,000
Total depreciation and amortization of intangible assets											2,833,000,000	2,831,000,000	2,431,000,000
Total asset impairments											714,000,000	416,000,000	304,000,000
Corporate
Segment reporting information
Operating income (loss)											(562,000,000)	(690,000,000)	(518,000,000)
Asset impairments											0	(6,000,000)	0
Capital Expenditures, and Depreciation and Amortization
Total capital expenditures											3,000,000	6,000,000	18,000,000
Total depreciation and amortization of intangible assets											25,000,000	35,000,000	36,000,000
Total asset impairments											0	6,000,000	0
Baush and Lomb/International Segment | Operating Segments
Segment reporting information
Total revenues											4,795,000,000	4,857,000,000	4,870,000,000
Operating income (loss)											1,412,000,000	1,456,000,000	1,652,000,000
Asset impairments											(165,000,000)	(150,000,000)	(60,000,000)
Capital Expenditures, and Depreciation and Amortization
Total capital expenditures											159,000,000	221,000,000	197,000,000
Total depreciation and amortization of intangible assets											660,000,000	811,000,000	812,000,000
Total asset impairments											165,000,000	150,000,000	60,000,000
Salix Segment | Operating Segments
Segment reporting information
Total revenues											1,566,000,000	1,530,000,000	1,272,000,000
Operating income (loss)											935,000,000	946,000,000	750,000,000
Asset impairments											(23,000,000)	(207,000,000)	(90,000,000)
Capital Expenditures, and Depreciation and Amortization
Total capital expenditures											3,000,000	2,000,000	1,000,000
Total depreciation and amortization of intangible assets											1,334,000,000	1,135,000,000	740,000,000
Total asset impairments											23,000,000	207,000,000	90,000,000
Ortho Dermatologics Segment | Operating Segments
Segment reporting information
Total revenues											725,000,000	949,000,000	1,667,000,000
Operating income (loss)											336,000,000	408,000,000	948,000,000
Asset impairments											(84,000,000)	(16,000,000)	(88,000,000)
Capital Expenditures, and Depreciation and Amortization
Total capital expenditures											2,000,000	1,000,000	14,000,000
Total depreciation and amortization of intangible assets											383,000,000	327,000,000	412,000,000
Total asset impairments											84,000,000	16,000,000	88,000,000
Diversified Products Segment | Operating Segments
Segment reporting information
Total revenues											1,638,000,000	2,338,000,000	2,638,000,000
Operating income (loss)											1,112,000,000	1,712,000,000	1,996,000,000
Asset impairments											(442,000,000)	(43,000,000)	(66,000,000)
Capital Expenditures, and Depreciation and Amortization
Total capital expenditures											4,000,000	5,000,000	5,000,000
Total depreciation and amortization of intangible assets											456,000,000	558,000,000	467,000,000
Total asset impairments											$ 442,000,000	$ 43,000,000	$ 66,000,000